Annual Total Returns [BarChart] - Great-West Short Duration Bond Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	2.87%
2012	4.87%
2013	1.39%
2014	1.00%
2015	0.54%
2016	1.70%
2017	1.96%
2018	0.63%
2019	5.40%
2020	4.63%